TAXES BASED ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
TAXES BASED ON INCOME
Taxes based on income (loss)

(In millions)	2016	2015	2014

Current:
U.S. federal tax	$10.1	$26.4	$14.5
State taxes	.6	(.1)	(.2)
International taxes	77.3	92.7	116.0

	88.0	119.0	130.3

Deferred:
U.S. federal tax	64.4	6.3	(16.1)
State taxes	(3.0)	.5	1.9
International taxes	7.0	8.7	(2.6)

	68.4	15.5	(16.8)

Provision for income taxes	$156.4	$134.5	$113.5

The principal items accounting for the difference between taxes

(In millions)	2016	2015	2014

Computed tax at 35% of income before taxes	$167.0	$143.1	$126.2
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	2.2	1.3	1.4
Foreign earnings taxed at different rates (1)	27.0	(7.5)	(14.9)
Valuation allowance	(11.9)	.9	9.9
Corporate-owned life insurance	(4.3)	(1.9)	(4.2)
U.S. federal research and development tax credits	(2.9)	(2.6)	(1.6)
Tax contingencies and audit settlements	(20.7)	5.1	(1.5)
Other items, net	–	(3.9)	(1.8)

Provision for income taxes	$156.4	$134.5	$113.5

(1)	Included foreign earnings taxed in the U.S., net of credits, in all years.

Income (loss) from continuing operations before taxes from our U.S. and international operations

(In millions)	2016	2015	2014

U.S.	$17.9	$33.9	$(.1)
International	459.2	375.0	360.9

Income from continuing operations before taxes	$477.1	$408.9	$360.8

Components of the temporary differences

(In millions)	2016	2015

Accrued expenses not currently deductible	$42.1	$35.1
Net operating losses	195.9	253.3
Tax credit carryforwards	111.3	114.4
Stock-based compensation	28.4	37.3
Pension and other postretirement benefits	207.7	204.6
Inventory reserves	7.1	6.9
Other assets	.9	8.9
Valuation allowance	(60.4)	(73.0)

Total deferred tax assets (1)	533.0	587.5

Depreciation and amortization	(86.1)	(101.0)
Repatriation accrual (2)	(62.1)	(9.8)
Foreign operating loss recapture	(79.8)	(108.3)
Other liabilities	(2.3)	(2.9)

Total deferred tax liabilities (1)	(230.3)	(222.0)

Total net deferred tax assets	$302.7	$365.5

(1)	Reflect gross amounts before jurisdictional netting of deferred tax assets and liabilities.
(2)

Included in the repatriation accruals as of December 31, 2016 and January 2, 2016 was a net deferred tax liability of $62.4 million and $12.5 million, respectively, associated with the future tax cost to repatriate non-permanently reinvested earnings of our foreign subsidiaries, which is offset by a contra deferred tax liability of $.3 million and $2.7 million, respectively, related to unrealized foreign exchange losses associated with earnings of our foreign subsidiaries that can be repatriated to the U.S. in future periods without incurring any additional U.S. federal income tax.

Schedule of tax credit and net operating loss carryforwards

(In millions)	Net Operating Losses (1)	Tax Credits

Expires in 2017	$10.0	$.6
Expires in 2018	12.6	13.1
Expires in 2019	4.7	33.1
Expires in 2020	5.4	15.8
Expires in 2021	4.1	.4
Expires in 2022	9.6	9.6
Expires in 2023	6.7	5.1
Expires in 2024	11.2	.3
Expires in 2025	4.4	7.2
Expires in 2026	.5	3.7
Expires in 2027	.2	.2
Expires in 2028	.5	.1
Expires in 2029	–	.1
Expires in 2030	–	.1
Expires in 2031	–	.1
Expires in 2032	–	1.6
Expires in 2033	–	2.9
Expires in 2034	–	2.5
Expires in 2035	–	3.4
Expires in 2036	–	3.0
Indefinite life/no expiration	620.0	8.4

Total	$689.9	$111.3

(1)	Net operating losses are presented before tax effect and valuation allowance.

Reconciliation of the beginning and ending amounts of unrecognized tax benefits

(In millions)	2016	2015

Balance at beginning of year	$107.3	$122.6
Additions for tax positions of the current year	6.9	11.1
Reductions for tax positions of prior years	(15.7)	(4.0)
Settlements with tax authorities	(2.1)	(4.5)
Expirations of statutes of limitations	(4.2)	(8.6)
Changes due to translation of foreign currencies	(2.7)	(9.3)

Balance at end of year	$89.5	$107.3